UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 028-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett               New York, New York         February 8, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           70

Form 13F Information Table Value Total:    $ 171,414 (in thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2007

                               TITLE OF                      VALUE    SHRS OR SH/ PUT/   INVMT   OTHR        VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP       (X$1000)   PRN AMT PRN CALL   DSCTN   MGRS   SOLE     SHARED       NONE


3M CO                          COM             88579Y101    1,388      16,459 SH         SOLE    NONE    0         0          16,459
AFLAC INC                      COM             001055102    6,290     100,427 SH         SOLE    NONE    0         0         100,427
ALTRIA GROUP INC               COM             02209S103    4,437      58,700 SH         SOLE    NONE    0         0          58,700
AMERICAN EXPRESS CO            COM             025816109    4,603      88,483 SH         SOLE    NONE    0         0          88,483
AMERICAN INTL GROUP INC        COM             026874107    4,376      75,066 SH         SOLE    NONE    0         0          75,066
APACHE CORP                    COM             037411105      211       1,966 SH         SOLE    NONE    0         0           1,966
AT&T INC                       COM             00206R102    5,671     136,452 SH         SOLE    NONE    0         0         136,452
BANK OF NEW YORK MELLON CORP   COM             064058100      862      17,686 SH         SOLE    NONE    0         0          17,686
BANKRATE INC                   COM             06646V108    1,842      38,300 SH         SOLE    NONE    0         0          38,300
BELO CORP                      COM SER A       080555105      802      46,000 SH         SOLE    NONE    0         0          46,000
BERKSHIRE HATHAWAY INC DEL     CL A            084670108    1,841          13 SH         SOLE    NONE    0         0              13
BERKSHIRE HATHAWAY INC DEL     CL B            084670207    3,557         751 SH         SOLE    NONE    0         0             751
BP PLC                         SPONSORED ADR   055622104    3,780      51,661 SH         SOLE    NONE    0         0          51,661
BRIGGS & STRATTON CORP         COM             109043109      392      17,306 SH         SOLE    NONE    0         0          17,306
BRISTOL MYERS SQUIBB CO        COM             110122108      356      13,421 SH         SOLE    NONE    0         0          13,421
BURLINGTON NORTHN SANTA FE C   COM             12189T104      666       8,000 SH         SOLE    NONE    0         0           8,000
CARNIVAL CORP                  PAIRED CTF      143658300    4,137      92,980 SH         SOLE    NONE    0         0          92,980
CATERPILLAR INC DEL            COM             149123101    3,359      46,296 SH         SOLE    NONE    0         0          46,296
CBS CORP NEW                   CL B            124857202    1,405      51,555 SH         SOLE    NONE    0         0          51,555
CHEVRON CORP NEW               COM             166764100    5,032      53,912 SH         SOLE    NONE    0         0          53,912
CHUBB CORP                     COM             171232101    4,955      90,784 SH         SOLE    NONE    0         0          90,784
CISCO SYS INC                  COM             17275R102      366      13,503 SH         SOLE    NONE    0         0          13,503
CITIGROUP INC                  COM             172967101      228       7,733 SH         SOLE    NONE    0         0           7,733
COCA COLA CO                   COM             191216100    1,381      22,507 SH         SOLE    NONE    0         0          22,507
COMCAST CORP NEW               CL A            20030N101      438      23,987 SH         SOLE    NONE    0         0          23,987
CONOCOPHILLIPS                 COM             20825C104    1,571      17,788 SH         SOLE    NONE    0         0          17,788
COVIDIEN LTD                   COM             G2552X108    1,573      35,523 SH         SOLE    NONE    0         0          35,523
DEERE & CO                     COM             244199105    5,969      64,100 SH         SOLE    NONE    0         0          64,100
DEVON ENERGY CORP NEW          COM             25179M103    1,245      14,000 SH         SOLE    NONE    0         0          14,000
DOVER CORP                     COM             260003108    3,404      73,861 SH         SOLE    NONE    0         0          73,861
DOW CHEM CO                    COM             260543103      260       6,600 SH         SOLE    NONE    0         0           6,600
EMERSON ELEC CO                COM             291011104      429       7,578 SH         SOLE    NONE    0         0           7,578
EXXON MOBIL CORP               COM             30231G102   18,462     197,049 SH         SOLE    NONE    0         0         197,049
GEMSTAR-TV GUIDE INTL INC      COM             36866W106      274      57,651 SH         SOLE    NONE    0         0          57,651
GENERAL ELECTRIC CO            COM             369604103    5,698     153,717 SH         SOLE    NONE    0         0         153,717
INTERNATIONAL BUSINESS MACHS   COM             459200101      341       3,150 SH         SOLE    NONE    0         0           3,150
JOHNSON & JOHNSON              COM             478160104    2,382      35,714 SH         SOLE    NONE    0         0          35,714
KRAFT FOODS INC                CL A            50075N104      920      28,206 SH         SOLE    NONE    0         0          28,206
LEHMAN BROS HLDGS INC          COM             524908100      425       6,488 SH         SOLE    NONE    0         0           6,488
LOEWS CORP                     COM             540424108      282       5,600 SH         SOLE    NONE    0         0           5,600
MERCK & CO INC                 COM             589331107    2,400      41,306 SH         SOLE    NONE    0         0          41,306
MICROSOFT CORP                 COM             594918104      265       7,434 SH         SOLE    NONE    0         0           7,434
MORGAN STANLEY                 COM NEW         617446448    1,468      27,634 SH         SOLE    NONE    0         0          27,634
MOTOROLA INC                   COM             620076109      166      10,368 SH         SOLE    NONE    0         0          10,368
NEWS CORP                      CL B            65248E203    2,057      96,800 SH         SOLE    NONE    0         0          96,800
NORFOLK SOUTHERN CORP          COM             655844108      757      15,000 SH         SOLE    NONE    0         0          15,000
NORTHERN TR CORP               COM             665859104    1,807      23,600 SH         SOLE    NONE    0         0          23,600
NUCOR CORP                     COM             670346105      237       4,000 SH         SOLE    NONE    0         0           4,000
PEPSICO INC                    COM             713448108      923      12,155 SH         SOLE    NONE    0         0          12,155
PFIZER INC                     COM             717081103    2,815     123,832 SH         SOLE    NONE    0         0         123,832
POTASH CORP SASK INC           COM             73755L107   11,971      83,152 SH         SOLE    NONE    0         0          83,152
PROCTER & GAMBLE CO            COM             742718109    5,342      72,758 SH         SOLE    NONE    0         0          72,758
QUALCOMM INC                   COM             747525103      531      13,500 SH         SOLE    NONE    0         0          13,500
REGIS CORP MINN                COM             758932107    4,543     162,478 SH         SOLE    NONE    0         0         162,478
ROYAL DUTCH SHELL PLC          SPONS ADR A     780259206    4,166      49,480 SH         SOLE    NONE    0         0          49,480
SALESFORCE COM INC             COM             79466L302      279       4,458 SH         SOLE    NONE    0         0           4,458
SCHLUMBERGER LTD               COM             806857108    5,194      52,796 SH         SOLE    NONE    0         0          52,796
SIGMA ALDRICH CORP             COM             826552101    6,714     122,970 SH         SOLE    NONE    0         0         122,970
STATE STR CORP                 COM             857477103      341       4,200 SH         SOLE    NONE    0         0           4,200
TIME WARNER INC                COM             887317105    2,827     171,234 SH         SOLE    NONE    0         0         171,234
TYCO INTL LTD BERMUDA          SHS             G9143X208    1,384      34,898 SH         SOLE    NONE    0         0          34,898
US BANCORP DEL                 COM NEW         902973304      510      16,063 SH         SOLE    NONE    0         0          16,063
UNITED TECHNOLOGIES CORP       COM             913017109      337       4,400 SH         SOLE    NONE    0         0           4,400
VERIZON COMMUNICATIONS         COM             92343V104      501      11,466 SH         SOLE    NONE    0         0          11,466
VIACOM INC NEW                 CL B            92553P201    2,203      50,154 SH         SOLE    NONE    0         0          50,154
VODAFONE GROUP PLC NEW         SPONS ADR NEW   92857W209      684      18,321 SH         SOLE    NONE    0         0          18,321
WACHOVIA CORP NEW              COM             929903102      202       5,300 SH         SOLE    NONE    0         0           5,300
WELLS FARGO & CO NEW           COM             949746101    1,184      39,222 SH         SOLE    NONE    0         0          39,222
WILMINGTON TRUST CORP          COM             971807102    3,735     106,115 SH         SOLE    NONE    0         0         106,115
WYETH                          COM             983024100      261       5,900 SH         SOLE    NONE    0         0           5,900

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